Other current and non-current assets - Roll forward (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Other Assets [Line Items]
Gross carrying amount, beginning of the period	$ 96	$ 96
PES disposal		(13)
Aquadrill acquisition		7
Gross carrying amount, end of the period	96	90
Accumulated amortization, beginning of the period	0	(54)
Accumulated amortization, end of the period	(54)	(89)
Net carrying amount	42	1	$ 96	$ 96	$ 9
Predecessor
Other Assets [Line Items]
Net carrying amount				9
Fresh Start Adjustments
Other Assets [Line Items]
Net carrying amount				$ 87
Other Assets [Member]
Other Assets [Line Items]
Amortization	$ (54)	$ (35)